QUALIFYING TRANSACTION Schedule of qualifying transaction (Details) $ in Thousands		12 Months Ended
	Jun. 05, 2020 shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($) Share shares	Apr. 30, 2021 shares	Dec. 31, 2019 Share
Disclosure Of Qualifying Transaction [Line Items]
Number of options issued and outstanding | Share		20,815	12,851		5,791
Number of shares issued and outstanding | shares				143,404
Shares issued pursuant to private placement			$ 1,588
Number of options issued to shareholders | Share		8,474	8,022
Number of shares, Conversion of Real series A preferred shares | shares	68,460
Conversion of Real series A preferred shares		$ 0	$ 11,750
Conversion of Real convertible debt			$ 250
Number of options exercised | Share		140	962
ADL options exercised		$ 207	$ 2
ADL Ventures Inc [Member]
Disclosure Of Qualifying Transaction [Line Items]
Number of options issued and outstanding | Share			1,200
Number of shares issued and outstanding | shares			9,100
Value of shares and options issued and outstanding			$ 271
Increase in value of ADL shares issued to shareholders of ADL			$ 459
Number of shares, issued pursuant to private placement | shares			20,758
Shares issued pursuant to private placement			$ 1,588
Number of options issued to shareholders | Share			5,671
Number of shares issued to shareholders | shares			42,144
Shares and options issued to shareholders			$ 14,818
Number of shares, Conversion of Real series A preferred shares | shares			68,460
Conversion of Real series A preferred shares			$ 11,750
Number of shares, Conversion of Real convertible debt | shares			3,295
Conversion of Real convertible debt			$ 250
Number of options exercised | Share			675
ADL options exercised			$ 2
Number of options, Effect of Transaction on Share Capital | shares			6,871
Number of shares, Effect of Transaction on Share Capital | shares			144,432
Effect of Transaction on Share Capital			$ 29,138